COMMITMENTS	12 Months Ended
Dec. 31, 2017
COMMITMENTS
COMMITMENTS

31.  COMMITMENTS

Figures in million - SA rand	2017	2016	2015
Capital expenditure
Authorised	5,397.3	3,757.4	3,052.6
Kloof	1,200.8	1,256.0	1,307.7
Driefontein	724.5	780.4	725.5
Beatrix	210.1	130.0	120.3
Cooke	195.5	207.2	194.1
Burnstone	445.9	704.0	705.0
Kroondal	69.8	260.7	-
Platinum Mile	72.3	5.0	-
Rustenburg operations	2,478.3	413.0	-
Other	0.1	1.1	-
Contracted for	346.6	321.2	294.4
Other guarantees	266.7	55.5	55.5

Commitments will be funded from internal sources and to the extent necessary from borrowings. This expenditure primarily relates to hostel upgrades, mining activities and infrastructure.